Contingent Liabilities and Financial Commitments - Tobacco Related Litigation Outside the United States - Additional Information (Details) - 1 months ended Dec. 31, 2020	GBP (£) Market Claim	ARS ($) Market Claim
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | Market	12	12
Number of personal injury claims	68	68
Number of claims received unfavourable verdicts	1	1
Total value of unfavourable verdicts	£ 6,000	$ 685,976
Post-judgment interest totalling	£ 22,000	$ 2,500,000
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	31	31
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	14	14
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	8	8
CANADA
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	6	6
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	5	5
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	2	2
Two Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	1	1